Related Parties - Additional Information (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination		$ 41,300
Related parties
Disclosure of transactions between related parties [line items]
Voting right percentage	59.01%
Related parties | Top of range
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 5,450,000	$ 4,633,000